UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 37.7%

	Face Amount	Value
CONSUMER DISCRETIONARY — 5.7%
21st Century Fox America
6.650%, 11/15/37	$30,000	$40,678

Amazon.com
5.200%, 12/03/25	20,000	22,507
4.250%, 08/22/57 (A)	35,000	36,941

AutoNation
3.800%, 11/15/27	30,000	28,976
Charter Communications Operating
4.908%, 07/23/25	70,000	73,188
4.200%, 03/15/28	25,000	24,461

Cox Communications
3.250%, 12/15/22 (A)	40,000	39,859

Darden Restaurants
6.800%, 10/15/37	20,000	26,905

Discovery Communications
6.350%, 06/01/40	30,000	34,803
5.625%, 08/15/19	19,000	19,813

General Motors
4.875%, 10/02/23	55,000	58,430
4.200%, 10/01/27	30,000	30,173

Kohl’s
5.550%, 07/17/45	35,000	35,235

Land O’ Lakes
7.250%, 12/29/49 (A)	65,000	72,313
6.000%, 11/15/22 (A)	35,000	38,587

Newell Brands
5.000%, 11/15/23	40,000	41,926

NVR
3.950%, 09/15/22	25,000	25,794

QVC
4.375%, 03/15/23	5,000	5,057

Sky
6.100%, 02/15/18 (A)	35,000	35,052

Time Warner
4.750%, 03/29/21	30,000	31,639

Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	20,000	20,625

		742,962

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — 2.4%

Altria Group
10.200%, 02/06/39	$20,000	$34,601
9.250%, 08/06/19	28,000	30,789

CVS Health
5.300%, 12/05/43	20,000	22,779
3.875%, 07/20/25	10,000	10,090

Kraft Heinz Foods
4.875%, 02/15/25 (A)	55,000	57,835

Kroger
4.650%, 01/15/48	35,000	35,914
Reynolds American
8.125%, 05/01/40	15,000	21,889
6.875%, 05/01/20	30,000	32,671
4.450%, 06/12/25	60,000	62,847

		309,415

ENERGY — 4.6%

Apache
6.900%, 09/15/18	10,000	10,283
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	21,141
4.500%, 04/01/22 (A)	30,000	30,789

Cenovus Energy
6.750%, 11/15/39	10,000	12,007
4.250%, 04/15/27	55,000	54,578

Devon Financing
7.875%, 09/30/31	45,000	61,366

Ecopetrol
5.875%, 05/28/45	10,000	10,562

Energy Transfer Equity
4.250%, 03/15/23	20,000	20,100

Energy Transfer Partners
6.250%, VAR ICE LIBOR USD 3 Month+4.028%, 02/15/66	30,000	30,000
6.050%, 06/01/41	25,000	26,998

EnLink Midstream Partners
6.000%, VAR ICE LIBOR USD 3 Month+4.110%, 12/15/22	15,000	14,850
4.150%, 06/01/25	30,000	30,052

Enterprise Products Operating
7.034%, VAR ICE LIBOR USD 3 Month+2.680%, 01/15/68	15,000	15,094

NGPL PipeCo
4.375%, 08/15/22 (A)	20,000	20,206

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued

Petroleos Mexicanos
5.625%, 01/23/46	$60,000	$55,200
5.375%, 03/13/22 (A)	20,000	21,180

Rockies Express Pipeline
6.850%, 07/15/18 (A)	20,000	20,380

Sabine Pass Liquefaction
5.000%, 03/15/27	10,000	10,618

Sunoco Logistics Partners Operations
5.400%, 10/01/47	35,000	35,858

Tennessee Gas Pipeline
8.375%, 06/15/32	25,000	32,450

Williams Partners
5.800%, 11/15/43	20,000	23,711
4.300%, 03/04/24	10,000	10,418
3.600%, 03/15/22	30,000	30,463

		598,304

FINANCIALS — 11.2%

American Express
3.000%, 10/30/24	25,000	24,539
2.200%, 10/30/20	15,000	14,796

Apollo Management Holdings
4.400%, 05/27/26 (A)	30,000	30,985

Assurant
2.500%, 03/15/18	30,000	30,023

Athene Global Funding
2.750%, 04/20/20 (A)	30,000	29,937

Athene Holding
4.125%, 01/12/28	30,000	29,607

Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	30,000	29,936

Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/28	45,000	45,863

Bank of Montreal MTN
2.100%, 12/12/19	25,000	24,809
1.900%, 08/27/21	35,000	33,924

Bank of Nova Scotia
2.450%, 09/19/22	40,000	39,014

BankAmerica Capital III
2.292%, VAR ICE LIBOR USD 3 Month+0.570%, 01/15/27	20,000	18,884

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
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JANUARY 31, 2018
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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued

BNP Paribas
3.375%, 01/09/25 (A)	$30,000	$29,656

Brighthouse Financial
3.700%, 06/22/27 (A)	35,000	33,623

Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	10,000	11,160

Citigroup
8.125%, 07/15/39	20,000	31,631
4.450%, 09/29/27	50,000	52,141

Citigroup Capital III
7.625%, 12/01/36	20,000	26,514

Corp. Andina de Fomento
2.750%, 01/06/23	50,000	49,198

Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/33 (A)	35,000	34,589

Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/49 (A)	40,000	43,150
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29 (A)	35,000	34,784

E*TRADE Financial
5.300%, VAR ICE LIBOR USD 3 Month+3.160%, 03/15/23	30,000	29,887

Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	35,000	37,013

Ford Motor Credit
2.551%, 10/05/18	25,000	25,055

Goldman Sachs Group
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	30,000	29,396

Goldman Sachs Group MTN
3.510%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	40,000	42,603

HSBC Bank
7.650%, 05/01/25	25,000	30,397
2.125%, VAR ICE LIBOR USD 6 Month+0.250%, 06/29/49	50,000	46,069

HSBC Bank USA, NY
5.875%, 11/01/34	20,000	25,198

ING Bank
5.800%, 09/25/23 (A)	35,000	38,696

KeyCorp MTN
2.300%, 12/13/18	35,000	35,035

KKR Group Finance III
5.125%, 06/01/44 (A)	35,000	37,795

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued

Mercury General
4.400%, 03/15/27	$20,000	$20,151

Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	60,000	60,407
3.750%, 02/25/23	30,000	30,697
3.141%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	30,000	31,050

Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	35,000	34,825

Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/67 (A)	15,000	14,656

Royal Bank of Canada MTN
2.125%, 03/02/20	20,000	19,834

Toronto-Dominion Bank MTN
2.125%, 04/07/21	40,000	39,250

USF&G Capital III
8.312%, 07/01/46 (A)	15,000	21,618

Validus Holdings
8.875%, 01/26/40	25,000	39,243

Wells Fargo
3.069%, 01/24/23	55,000	55,032

		1,442,670

HEALTH CARE — 3.1%

AbbVie
2.500%, 05/14/20	25,000	24,926

Anthem
3.650%, 12/01/27	35,000	34,836
2.950%, 12/01/22	30,000	29,673
2.500%, 11/21/20	40,000	39,779

AstraZeneca
2.375%, 06/12/22	50,000	48,820
2.375%, 11/16/20	25,000	24,907

Becton Dickinson
2.894%, 06/06/22	40,000	39,325

Cigna
3.050%, 10/15/27	25,000	23,826

Gilead Sciences
2.550%, 09/01/20	60,000	60,055

HCA
5.500%, 06/15/47	35,000	35,662

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued

Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	$45,000	$44,416

		406,225

INDUSTRIALS — 2.1%

American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	25,824	26,219

Caterpillar Financial Services MTN
1.350%, 05/18/19	25,000	24,699

GE Capital International Funding Unlimited
3.373%, 11/15/25	200,000	196,510

Harris
1.999%, 04/27/18	25,000	24,998

		272,426

INFORMATION TECHNOLOGY — 2.5%

Apple
2.850%, 05/11/24	20,000	19,756

Broadcom
3.500%, 01/15/28 (A)	45,000	42,177

Dell International
8.350%, 07/15/46 (A)	65,000	85,301

Hewlett Packard Enterprise
6.200%, 10/15/35	30,000	32,279
2.850%, 10/05/18	40,000	40,183

Oracle
2.950%, 11/15/24	70,000	69,216

QUALCOMM
2.600%, 01/30/23	40,000	38,650

		327,562

MATERIALS — 2.3%

Barrick North America Finance
4.400%, 05/30/21	30,000	31,546

Blue Cube Spinco
10.000%, 10/15/25	55,000	65,862

CF Industries
5.375%, 03/15/44	75,000	73,313

Freeport-McMoRan
5.450%, 03/15/43	45,000	46,125

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued

Georgia-Pacific
8.875%, 05/15/31	$25,000	$37,794

Westlake Chemical
4.875%, 05/15/23	15,000	15,431

WestRock MWV
7.375%, 09/01/19	20,000	21,456

		291,527

REAL ESTATE — 0.3%

American Tower Trust
3.070%, 03/15/23 ‡ (A)	20,000	19,908

Select Income
4.250%, 05/15/24 ‡	15,000	14,707

		34,615

TELECOMMUNICATION SERVICES — 2.6%

AT&T
6.000%, 11/15/34 (A)	20,000	21,583
4.900%, 08/14/37	50,000	50,676
4.300%, 02/15/30 (A)	35,000	34,553
2.850%, 02/14/23	40,000	39,802

Nokia
6.625%, 05/15/39	40,000	43,800

Verizon Communications
4.672%, 03/15/55	50,000	48,995
3.376%, 02/15/25	39,000	38,667

Vodafone Group
6.150%, 02/27/37	20,000	24,744
5.450%, 06/10/19	35,000	36,331

		339,151

UTILITIES — 0.9%

Exelon
2.850%, 06/15/20	45,000	45,090

Great Plains Energy
5.292%, 06/15/22 (B)	25,000	26,739

Public Service of Colorado
2.250%, 09/15/22	30,000	29,235

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Sempra Energy
3.400%, 02/01/28	$10,000	$9,799

		110,863

TOTAL CORPORATE OBLIGATIONS (Cost $4,808,264)		4,875,720

MORTGAGE-BACKED SECURITIES — 34.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.0%
FHLMC
5.500%, 06/01/41	9,910	10,937
4.000%, 08/01/44 to 11/01/47	216,871	225,297
3.500%, 08/01/30 to 11/01/47	258,932	262,649
3.000%, 12/01/47	114,185	112,009

FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	15,000	15,001

FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.460%, 02/25/18 (C)	674,205	7

FHLMC Multifamily Structured Pass-Through Certificates, Ser K706, Cl X1, IO
1.547%, 10/25/18 (C)	1,983,550	15,660

FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
1.943%, VAR LIBOR USD 1 Month+0.700%, 09/25/22	9,002	9,030

FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/26	60,000	58,993

FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/25	35,000	34,839

FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A
3.500%, 05/25/47	12,826	12,922

FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	1,590	1,594

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
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MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

FHLMC, Ser 2003-2725, Cl TA
4.500%, 12/15/33	$5,000	$5,329

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	9,739	10,437

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	42,038	41,465

FHLMC, Ser R006, Cl ZA
6.000%, 04/15/36	19,816	21,724

FNMA
6.000%, 09/01/39	1,996	2,240
5.500%, 04/01/36 to 07/01/40	50,834	56,017
5.000%, 02/01/31	56,250	60,259
4.500%, 04/01/35 to 03/01/46	69,900	74,863
4.000%, 06/01/42 to 08/01/47	235,498	243,842
3.500%, 07/01/30 to 08/01/47	461,550	467,741
3.000%, 12/01/46 to 04/01/47	313,132	307,114
2.550%, 07/01/26	24,357	23,425

FNMA TBA
4.500%, 02/01/34	90,000	94,866
4.000%, 02/01/39	365,000	377,019
3.500%, 02/25/41	285,000	287,672
3.000%, 02/01/26 to 02/25/43	270,000	267,632

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,912	3,347

FNMA, Ser 2004-W12, Cl 1A1
6.000%, VAR LIBOR USD 1 Month+7.600%, 04/25/27	20,440	22,815

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	11,018	11,896

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	50,349	56,882

GNMA
5.500%, 07/20/43 to 09/20/43	13,075	14,223
5.294%, 05/20/60 (C)	36,431	37,274
4.626%, 06/20/62 (C)	73,028	74,477
4.546%, 12/20/66 (C)	30,190	32,521
4.511%, 01/20/67 (C)	65,941	71,099

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
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MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

GNMA TBA
4.500%, 02/15/39	$140,000	$146,431

GNMA, Ser 2010-H14, Cl BI, IO
1.288%, 07/20/60 (C)	1,410,005	31,567

GNMA, Ser 2017-H16, Cl PT
4.672%, 05/20/66 (C)	23,118	23,438

		3,626,553

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.6%
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.931%, VAR LIBOR USD 1 Month+0.555%, 01/25/35 (A)	33,702	33,208

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
3.414%, VAR LIBOR USD 1 Month+1.854%, 11/15/31 (A)	44,234	44,245

Commercial Mortgage Trust, Ser 2006-C8, Cl AJ
5.377%, 12/10/46	13,184	13,267

Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	30,915

Commercial Mortgage Trust, Ser CR12, Cl A2
2.904%, 10/10/46	20,000	20,074

Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl G
5.697%, 02/15/39 (A)(C)	3,635	3,595

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl B
4.882%, 07/15/37	3,516	3,511

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 03/15/25	20,000	20,232

CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	21,660	19,910

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	100,000	101,169

Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
4.078%, 06/27/37 (A)(C)	21,070	21,382

First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (C)	10,439	10,574

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
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MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

FREMF Mortgage Trust, Ser 2013-K24, Cl B
3.501%, 11/25/45 (A)(C)	$25,000	$25,144

GSMPS Mortgage Loan Trust, Ser 1999-3, Cl A
8.000%, 08/19/29 (A)(C)	52,431	47,754

JPMBB Commercial Mortgage Securities Trust, Ser C25, Cl B
4.347%, 11/15/47 (C)	10,000	10,222

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	50,631

JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, Ser BCON, Cl A
3.735%, 01/05/31 (A)	30,000	30,794

JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, Ser BCON, Cl B
3.756%, 01/05/31 (A)(C)	25,000	25,523

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (C)	1,912	1,944

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (C)	63,641	63,839

JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
3.526%, 07/25/35 (C)	11,839	11,866

LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl X, IO
0.229%, 06/15/36 (A)(C)	18,359	1

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (C)	10,000	10,178

Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 10/25/35	18,581	18,749

Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
1.771%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/36	11,625	11,135

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.823%, 02/15/47 (C)	35,000	36,573

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 05/15/48 (C)	$25,000	$23,976

MortgageIT Trust, Ser 2005-1, Cl 1A1
2.201%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	8,823	8,784

MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A)(C)	50,000	48,394

Stonemont Portfolio Trust, Ser MONT, Cl B
2.661%, VAR LIBOR USD 1 Month+1.100%, 08/20/30 (A)	15,000	15,034

UBS Commercial Mortgage Trust, Ser 2017-C7, Cl AS
4.061%, 12/15/50 (C)	30,000	30,705

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
5.997%, 06/15/45 (C)	2,719	2,731

WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/57 (C)	30,000	30,101

WFRBS Commercial Mortgage Trust, Ser UBS1, Cl A2
2.927%, 03/15/46	25,000	25,097

		851,257

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,546,144)		4,477,810

ASSET-BACKED SECURITIES — 7.2%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	27,267

Access Group, Ser 2006-1, Cl B
1.767%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	32,736	30,785

AccessLex Institute, Ser 2003-A, Cl A2
2.640%, 07/01/38 (C)	32,423	32,346

AccessLex Institute, Ser 2003-A, Cl A3
2.640%, VAR Add T3M to Reference Rate+1.200%, 07/01/38	20,751	19,629

ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/26 (A)	100,000	99,625

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
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JANUARY 31, 2018
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

BANK, Ser 2017-BNK9, Cl A4
3.538%, 11/15/54	$35,000	$35,359

BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	30,000	30,728

Caesars Palace Las Vegas Trust, Ser 2017-VICI, Cl A
3.531%, 10/15/34 (A)	45,000	45,395

Caesars Palace Las Vegas Trust, Ser 2017-VICI, Cl C
4.138%, 10/15/34 (A)	15,000	15,213

California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	37,245	37,169

California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/21	20,000	19,929

Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	3,548	3,546

Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21 (A)	25,000	25,045

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(C)	100,000	100,925

Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (A)	30,897	30,337

John Deere Owner Trust, Ser 2015-B, Cl A3
1.440%, 10/15/19	29,461	29,416

Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/27 (A)(C)	82,579	82,381

NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.262%, VAR LIBOR USD 1 Month+0.710%, 12/25/33	20,849	20,719

Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	8,751	8,753

Santander Drive Auto Receivables Trust, Ser 2014-1, Cl C
2.360%, 04/15/20	21,351	21,352

Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A3
1.560%, 05/15/20	9,240	9,235

Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2
1.340%, 11/15/19	3,465	3,464

Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/21 (A)	60,000	59,634

SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
1.919%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	29,017	28,945

SMART ABS Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	12,374	12,349

SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (A)	23,102	22,988

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
South Carolina Student Loan, Ser 2015-A, Cl A
3.061%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	$74,024	$74,388

TOTAL ASSET-BACKED SECURITIES
(Cost $931,275)		926,922

MUNICIPAL BONDS — 0.8%

GEORGIA — 0.8%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	48,360
6.637%, 04/01/57	45,000	55,918

TOTAL MUNICIPAL BONDS (Cost $106,255)		104,278

LOAN PARTICIPATIONS — 0.3%

MacDermid, Term Loan
4.273%, VAR LIBOR+3.000%, 06/07/23	20,361	20,506
Sungard Availability Services Capital, Term Loan
8.567%, VAR LIBOR+7.000%, 09/29/21	27,615	25,152

TOTAL LOAN PARTICIPATIONS (Cost $46,439)		45,658

U.S. TREASURY OBLIGATIONS — 21.5%

U.S. Treasury Bill
1.271%, 02/15/18(D)	780,000	779,637
U.S. Treasury Bond
3.000%, 05/15/47	365,000	369,038
2.750%, 08/15/47	235,000	225,958

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Note
2.500%, 01/31/25	$125,000	$123,706
2.375%, 01/31/23	265,000	263,116
2.250%, 11/15/27	435,000	417,625
2.125%, 12/31/22	140,000	137,391
2.000%, 01/31/20	410,000	408,521
1.875%, 12/31/19	60,000	59,700

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,806,824)		2,784,692

TOTAL INVESTMENTS — 102.1%
(Cost $13,245,201)		$13,215,080

A list of open forward foreign currency contracts held by the Fund at January 31, 2018 is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Standard Chartered	02/28/18	USD	34,538	NOK	266,146	$ 13

Standard Chartered	02/28/18	USD	69,051	JPY	7,498,122	(272)

						$ (259)

Percentages are based on Net Assets of $12,943,570.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2018 was $1,935,345 and represents 15.0% of Net Assets.
(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2018
(Unaudited)

ABS — Asset-Backed Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

NOK — Norwegian Krone

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

As of January 31, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018 there have been no transfers between levels or Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018